LONG-TERM DEBT, NET (Studio City Project Facility) - Additional Information (Detail) $ in Thousands			12 Months Ended
	Jan. 28, 2013 USD ($)	Jan. 28, 2013 HKD	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 HKD	Jul. 28, 2014 USD ($)	Jul. 28, 2014 HKD	Jan. 28, 2013 HKD
Long-Term Debt [Line Items]
Cash Collateral classified as restricted cash non-current portion			$ 369,549	$ 373,371
Studio City Project Facility [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 1,395,357							HKD 10,855,880,000
Voluntary prepayments, minimum amount	12,853	HKD 100,000,000
Limit of net proceeds of asset sale in excess of which will be subject to mandatory prepayment requirements	5,000
Limit of net other insurance proceeds in excess of which will be subject to mandatory prepayment requirements	$ 10,000
Percentage of net proceeds of equity issuance which will be subject to mandatory prepayment requirements	50.00%	50.00%
Net assets restricted from distribution			175,000	217,000
Loan commitment fees recognized			15,153	23,190
Liability cap on contingent equity undertaking or similar	$ 225,000
Cash Collateral classified as restricted cash non-current portion			$ 225,000	$ 225,000
Studio City Project Facility [Member] | Total Credit Facility [Member] | Until Specific Date [Member] | Hong Kong Interbank Offered Rate HIBOR [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	4.50%	4.50%
Specific date up to and after that different interest rate margin applied	Sep. 30, 2016	Sep. 30, 2016
Studio City Project Facility [Member] | Total Credit Facility [Member] | After Specific Date [Member] | Minimum [Member] | Hong Kong Interbank Offered Rate HIBOR [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	3.75%	3.75%
Specific date up to and after that different interest rate margin applied	Sep. 30, 2016	Sep. 30, 2016
Studio City Project Facility [Member] | Total Credit Facility [Member] | After Specific Date [Member] | Maximum [Member] | Hong Kong Interbank Offered Rate HIBOR [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	4.50%	4.50%
Specific date up to and after that different interest rate margin applied	Sep. 30, 2016	Sep. 30, 2016
Studio City Project Facility [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 99,668							775,420,000
Maturity date			Jan. 28, 2018
Amount available for future drawdown			$ 99,668		HKD 775,420,000
Studio City Project Facility [Member] | Revolving Credit Facility [Member] | Letter of Credit [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	49,834							387,710,000
Studio City Project Facility [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 1,295,689							HKD 10,080,460,000
Maturity date			Jan. 28, 2018
Amount drawn down as of the date						$ 1,295,689	HKD 10,080,460,000
Minimum percentage of aggregate of drawn Studio City Term Loan Facility and the Studio City Notes to be hedged	50.00%	50.00%